INTERIM CONDENSED CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023 [1]	Jun. 30, 2024	Jun. 30, 2023	[1]
Profit or loss [abstract]
Service revenues		$ 987	$ 887	$ 1,890	$ 1,743
Sale of equipment and accessories		6	3	11	7
Other revenue		34	26	68	50
Total operating revenues		1,027	916	1,969	1,800
Service costs		(115)	(107)	(228)	(220)
Cost of equipment and accessories		(6)	(3)	(12)	(7)
Selling, general and administrative expenses		(446)	(391)	(883)	(773)
Depreciation		(130)	(133)	(264)	(261)
Amortization		(50)	(51)	(100)	(104)
Impairment (loss) / reversal		(1)	7	(2)	11
(Loss) / gain on disposal of non-current assets		(1)	1	(1)	1
Gain on disposal of subsidiaries		0	3	0	0
Operating profit		278	242	479	447
Finance costs		(117)	(140)	(249)	(280)
Finance income		11	17	22	33
Other non-operating gain, net		6	12	21	14
Net foreign exchange (loss) / gain		(36)	57	(12)	10	[2]
Profit before tax from continuing operations		142	188	261	224	[2]
Income taxes		(53)	(40)	(94)	(63)
Profit from continuing operations		89	148	167	161
Profit after tax from discontinued operations		0	123	0	470
Profit for the period		89	271	167	631
Attributable to:
The owners of the parent (continuing operations)		68	104	125	123
The owners of the parent (discontinued operations)		0	146	0	470
Non-controlling interest		$ 21	$ 21	$ 42	$ 38
Basic and diluted gain / (loss) per share attributable to ordinary equity holders of the parent
Basic gain (loss) from continuing operations per share (in dollars per share)	[3]	$ 0.04	$ 0.06	$ 0.07	$ 0.07
Diluted gain (loss) per share from continuing operations (in dollars per share)	[3]	0.04	0.06	0.07	0.07
Basic gain (loss) from discontinued operations per share (in dollars per share)	[3]	0	0.08	0	0.27
Diluted gain (loss) per share from discontinued operations (in dollars per share)	[3]	0	0.08	0	0.27
Basic gain (loss) per share (in USD per share)		0.04	0.14	0.07	0.34
Diluted gain (loss) per share (in USD per share)		$ 0.04	$ 0.14	$ 0.07	$ 0.34

[1]	Certain prior period comparatives have been represented to conform with the current year presentation.
[2]	Certain comparatives have been represented to conform with the current year classification.
[3]	Prior year comparative for the three-months ended June 30, 2023 is adjusted following a reclassification of earnings from "The owners of the parent continuing operations)" to "The owners of the parent (discontinued operations)."